UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2012

                                                                      (Form N-Q)

48445-1212                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
October 31, 2012 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (49.5%)

            CONSUMER DISCRETIONARY (1.5%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.0%)
$   1,000   AutoZone, Inc.                                     5.75%       1/15/2015     $    1,105
                                                                                         ----------
            BROADCASTING (0.0%)
    1,000   Sinclair Television Group, Inc. (a)                9.25       11/01/2017          1,113
                                                                                         ----------
            CABLE & SATELLITE (0.1%)
      658   Charter Communications Operating, LLC (b)          3.47        9/06/2016            662
    1,000   Comcast Corp.                                      6.50        1/15/2017          1,221
    1,000   Time Warner Cable, Inc.                            8.25        2/14/2014          1,094
                                                                                         ----------
                                                                                              2,977
                                                                                         ----------
            CASINOS & GAMING (0.2%)
    5,000   CityCenter Holdings, LLC                           7.63        1/15/2016          5,363
                                                                                         ----------
            CATALOG RETAIL (0.1%)
    1,000   QVC, Inc. (a)                                      7.13        4/15/2017          1,056
    1,000   QVC, Inc. (a)                                      7.38       10/15/2020          1,109
                                                                                         ----------
                                                                                              2,165
                                                                                         ----------
            DEPARTMENT STORES (0.2%)
    2,000   Federated Retail Holdings, Inc.                    5.90       12/01/2016          2,358
    2,000   Macy's Retail Holdings, Inc.                       7.45        7/15/2017          2,482
                                                                                         ----------
                                                                                              4,840
                                                                                         ----------
            HOME FURNISHINGS (0.2%)
    5,000   Serta Simmons Holdings, LLC (b),(c)                5.17        9/19/2019          5,005
                                                                                         ----------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
    2,000   Starwood Hotels & Resorts Worldwide, Inc.          7.88       10/15/2014          2,250
                                                                                         ----------
            HOUSEHOLD APPLIANCES (0.0%)
    1,000   Whirlpool Corp.                                    7.75        7/15/2016          1,202
                                                                                         ----------
            LEISURE PRODUCTS (0.1%)
    2,000   Hasbro, Inc.                                       6.13        5/15/2014          2,157
                                                                                         ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    1,000   Service Corp. International                        7.63       10/01/2018          1,188
    2,000   Service Corp. International                        7.00        5/15/2019          2,200
                                                                                         ----------
                                                                                              3,388
                                                                                         ----------
            SPECIALTY STORES (0.4%)
    4,988   Harbor Freight Tools USA, Inc. (b)                 5.50       11/14/2017          5,030
    2,000   Sally Holdings, LLC / Sally Capital Inc.           5.75        6/01/2022          2,147
    2,000   Staples, Inc.                                      9.75        1/15/2014          2,198
                                                                                         ----------
                                                                                              9,375
                                                                                         ----------
            Total Consumer Discretionary                                                     40,940
                                                                                         ----------

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1  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            CONSUMER STAPLES (1.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
$   2,000   Cargill, Inc. (a)                                   6.00%     11/27/2017     $    2,412
                                                                                         ----------
            DRUG RETAIL (0.5%)
    9,830   CVS Pass-Through Trust (a)                          5.93       1/10/2034         12,029
                                                                                         ----------
            PACKAGED FOODS & MEAT (0.6%)
      993   B&G Foods, Inc. (b)                                 4.50      11/30/2018          1,003
   15,000   Kraft Foods Group, Inc. (a)                         3.50       6/06/2022         16,297
                                                                                         ----------
                                                                                             17,300
                                                                                         ----------
            SOFT DRINKS (0.0%)
    1,000   Coca-Cola Co.                                       1.80       9/01/2016          1,038
                                                                                         ----------
            Total Consumer Staples                                                           32,779
                                                                                         ----------

            ENERGY (8.0%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
    2,500   Peabody Energy Corp.                                6.00      11/15/2018          2,606
                                                                                         ----------
            INTEGRATED OIL & GAS (0.1%)
    2,000   Hess Corp.                                          8.13       2/15/2019          2,669
                                                                                         ----------
            OIL & GAS DRILLING (0.2%)
    2,000   Nabors Industries, Inc.                             9.25       1/15/2019          2,687
    3,000   Noble Holding International Ltd.                    3.95       3/15/2022          3,228
                                                                                         ----------
                                                                                              5,915
                                                                                         ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    2,000   Exterran Holdings, Inc.                             7.25      12/01/2018          2,120
    3,079   SEACOR Holdings, Inc.                               7.38      10/01/2019          3,348
                                                                                         ----------
                                                                                              5,468
                                                                                         ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.6%)
    8,000   Anadarko Petroleum Corp.                            6.38       9/15/2017          9,708
    3,000   Chesapeake Energy Corp.                             6.63       8/15/2020          3,165
    1,208   Denbury Resources, Inc.                             9.75       3/01/2016          1,293
    4,000   Denbury Resources, Inc.                             6.38       8/15/2021          4,400
    2,000   Devon Energy Corp.                                  6.30       1/15/2019          2,521
    1,000   EQT Corp.                                           8.13       6/01/2019          1,255
    3,000   EQT Corp.                                           4.88      11/15/2021          3,254
    2,000   Equitable Resources                                 6.50       4/01/2018          2,299
    3,000   Linn Energy, LLC (a)                                6.25      11/01/2019          3,015
    3,000   Newfield Exploration Co.                            6.88       2/01/2020          3,263
    2,000   Newfield Exploration Co.                            5.75       1/30/2022          2,170
    2,000   Noble Energy, Inc.                                  8.25       3/01/2019          2,657
    5,000   Pioneer Natural Resource                            3.95       7/15/2022          5,362
    1,000   Polar Tankers, Inc. (a)                             5.95       5/10/2037          1,228
      900   QEP Resources, Inc.                                 6.80       3/01/2020            998
    5,000   QEP Resources, Inc.                                 6.88       3/01/2021          5,725
    1,000   Range Resources Corp.                               8.00       5/15/2019          1,110
    5,000   Samson Investment Co. (b)                           6.00       9/13/2018          5,053
   10,000   Southwestern Energy Co. (a),(n)                     4.10       3/15/2022         10,840
                                                                                         ----------
                                                                                             69,316
                                                                                         ----------
            OIL & GAS REFINING & MARKETING (0.2%)
    1,000   Citgo Petroleum Corp. (a)                          11.50       7/01/2017          1,158
    2,000   Motiva Enterprises, LLC (a)                         5.75       1/15/2020          2,443
    1,000   Sunoco, Inc.                                        9.63       4/15/2015          1,162
                                                                                         ----------
                                                                                              4,763
                                                                                         ----------
            OIL & GAS STORAGE & TRANSPORTATION (4.6%)
      250   Buckeye Partners, LP                                5.13       7/01/2017            270
    1,000   DCP Midstream, LLC (a)                              9.70      12/01/2013          1,090

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   3,000   DCP Midstream, LLC                                 4.95%       4/01/2022     $    3,255
    1,000   Duke Capital Corp., LLC                            5.50        3/01/2014          1,055
    1,000   Duke Capital Corp., LLC                            8.00       10/01/2019          1,338
    1,000   El Paso Corp.                                      6.50        9/15/2020          1,134
    2,000   El Paso Energy Corp. (a),(d)                       5.90        4/01/2017          2,354
    2,000   El Paso Pipeline Partners Operating, LLC           6.50        4/01/2020          2,459
    5,000   El Paso Pipeline Partners Operating, LLC           5.00       10/01/2021          5,686
   19,000   Enbridge Energy Partners, LP                       8.05       10/01/2037         21,730
    1,000   Energy Transfer Partners, LP                       6.00        7/01/2013          1,032
    1,000   Energy Transfer Partners, LP                       9.70        3/15/2019          1,348
    7,550   Enterprise Products Operating, LLC                 7.03        1/15/2068          8,635
    1,000   Enterprise Products Operating, LP                  8.38        8/01/2066          1,141
    5,000   Enterprise Products Operating, LP                  7.00        6/01/2067          5,455
    2,405   Kinder Morgan Finance Co.                          5.70        1/05/2016          2,645
   12,000   NGPL PipeCo, LLC (n)                               7.12       12/15/2017         12,930
    2,000   NuStar Logistics, LP                               7.90        4/15/2018          2,273
    5,000   NuStar Logistics, LP (d)                           4.80        9/01/2020          4,904
    3,000   NuStar Logistics, LP (d)                           4.75        2/01/2022          2,921
    2,000   Oneok Partners, LP                                 8.63        3/01/2019          2,662
    1,000   Plains All American Pipeline, LP                   8.75        5/01/2019          1,358
    5,000   Rockies Express Pipeline, LLC (a)                  3.90        4/15/2015          4,975
    3,000   Southeast Supply Header (a)                        4.85        8/15/2014          3,140
   16,000   Southern Union Co.                                 3.46 (e)   11/01/2066         13,260
    1,000   Spectra Energy Capital, LLC                        5.90        9/15/2013          1,043
    2,000   Sunoco Logistics Partners Operations, LP           8.75        2/15/2014          2,169
    3,000   Targa Resources Partners, LP (a)                   6.88        2/01/2021          3,270
    1,000   Tennessee Gas Pipeline Co.                         8.00        2/01/2016          1,206
    2,000   Tennessee Gas Pipeline Co.                         7.00       10/15/2028          2,751
    5,000   Western Gas Partners, LP (d)                       5.38        6/01/2021          5,771
                                                                                         ----------
                                                                                            125,260
                                                                                         ----------
            Total Energy                                                                    215,997
                                                                                         ----------

            FINANCIALS (22.4%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    2,000   Mellon Bank, N.A.                                  5.45        4/01/2016          2,233
   11,000   State Street Capital Trust IV                      1.39 (e)    6/15/2037          8,479
                                                                                         ----------
                                                                                             10,712
                                                                                         ----------
            CONSUMER FINANCE (0.6%)
    5,000   Ally Financial, Inc.                               4.63        6/26/2015          5,198
    8,000   American Express Co. (n)                           6.80        9/01/2066          8,720
    1,000   American Honda Finance Corp. (a)                   6.70       10/01/2013          1,055
      965   Capital One Financial Corp.                        7.69        8/15/2036            983
                                                                                         ----------
                                                                                             15,956
                                                                                         ----------
            DIVERSIFIED BANKS (0.6%)
    1,000   Comerica Bank                                      5.20        8/22/2017          1,159
    3,000   First Union National Bank                          6.18        2/15/2036          3,768
    2,000   First Union National Bank, Florida                 6.18        2/15/2036          2,512
    2,500   USB Realty Corp. (a)                               1.49 (e)            -(f)       2,115
    5,000   Wells Fargo & Co.                                  3.50        3/08/2022          5,349
                                                                                         ----------
                                                                                             14,903
                                                                                         ----------
            INVESTMENT BANKING & BROKERAGE (0.4%)
   10,000   Morgan Stanley                                     4.88       11/01/2022         10,129
                                                                                         ----------
            LIFE & HEALTH INSURANCE (3.7%)
    2,000   Forethought Financial Group (a)                    8.63        4/15/2021          2,547
   11,500   Great-West Life & Annuity Insurance Co. (a)        7.15        5/16/2046         11,926
    3,000   Jackson National Life Global Funding (a)           5.38        5/08/2013          3,076
   13,018   Lincoln National Corp.                             7.00        5/17/2066         13,409
    5,000   MetLife Capital Trust X (a)                        9.25        4/08/2038          6,975
    8,000   MetLife, Inc.                                      6.40       12/15/2066          8,736
    1,000   Ohio National Financial Services, Inc. (a)         6.38        4/30/2020          1,147

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3  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   2,000   Ohio National Financial Services, Inc. (a)         6.63%       5/01/2031     $    2,242
    5,000   Primerica, Inc.                                    4.75        7/15/2022          5,535
    3,000   Principal Financial Global Fund, LLC               0.87 (e)    1/10/2031          2,311
    2,000   Prudential Financial, Inc.                         6.00       12/01/2017          2,422
   10,000   Prudential Financial, Inc.                         5.88        9/15/2042         10,562
    5,000   Prudential Holdings, LLC (a)                       7.25       12/18/2023          6,156
   19,471   StanCorp Financial Group, Inc.                     6.90        6/01/2067         19,471
    2,000   Travelers Life & Annuity (a)                       5.13        8/15/2014          2,158
                                                                                         ----------
                                                                                             98,673
                                                                                         ----------
            MULTI-LINE INSURANCE (1.6%)
    2,000   American International Group, Inc.                 8.18        5/15/2058          2,505
   10,000   Genworth Financial, Inc.                           6.15       11/15/2066          6,888
   10,000   Glen Meadow (a)                                    6.51        2/12/2067          9,200
    2,000   HCC Insurance Holdings, Inc.                       6.30       11/15/2019          2,365
   20,235   Nationwide Mutual Insurance Co. (a),(n)            5.81       12/15/2024         19,453
    3,000   Unitrin, Inc.                                      6.00       11/30/2015          3,144
                                                                                         ----------
                                                                                             43,555
                                                                                         ----------
            MULTI-SECTOR HOLDINGS (0.1%)
    2,500   Leucadia National Corp.                            8.13        9/15/2015          2,828
                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
    1,000   Bank of America Corp.                              8.00                -(f)       1,115
    1,000   Bank of America Corp.                              8.13                -(f)       1,133
    2,000   Bank of America Corp.                              5.63       10/14/2016          2,282
    2,000   Bank of America Corp.                              6.10        6/15/2017          2,301
    2,000   Bank of America Corp.                              5.75       12/01/2017          2,319
    2,000   Citigroup, Inc.                                    6.38        8/12/2014          2,180
    2,000   Countrywide Financial Corp.                        6.25        5/15/2016          2,206
    5,000   General Electric Capital Corp.                     6.25                -(f)       5,474
    9,000   General Electric Capital Corp.                     6.38       11/15/2067          9,653
    6,440   General Electric Capital Trust I                   6.38       11/15/2067          6,915
    7,000   ILFC E-Capital Trust I (a)                         4.52 (e)   12/21/2065          5,005
    2,000   ILFC E-Capital Trust II (a)                        6.25       12/21/2065          1,670
    3,000   International Lease Finance Corp. (a)              6.50        9/01/2014          3,240
    2,000   JPMorgan Chase Capital XIII                        1.31 (e)    9/30/2034          1,617
   10,000   JPMorgan Chase Capital XXI                         1.39 (e)    2/02/2037          7,658
                                                                                         ----------
                                                                                             54,768
                                                                                         ----------
            PROPERTY & CASUALTY INSURANCE (4.3%)
    1,000   21st Century Insurance Group                       5.90       12/15/2013          1,043
    5,000   Alleghany Corp. (d)                                5.63        9/15/2020          5,702
    2,000   Allied World Assurance                             5.50       11/15/2020          2,230
   10,000   Allstate Corp.                                     6.13        5/15/2037         10,400
    1,535   Assured Guaranty U.S. Holdings, Inc.               7.00        6/01/2034          1,732
    2,425   Assured Guaranty U.S. Holdings, Inc.               6.40       12/15/2066          2,049
   10,000   BNSF Funding Trust I                               6.61       12/15/2055         11,251
   25,000   Chubb Corp.                                        6.38        3/29/2067         27,250
    3,000   Farmers Exchange Capital (a)                       7.05        7/15/2028          3,754
    1,700   Farmers Insurance Exchange (a)                     8.63        5/01/2024          2,340
    3,000   Financial Security Assurance Holdings Ltd. (a)     6.40       12/15/2066          2,340
    6,760   Ironshore Holdings, Inc. (a),(d)                   8.50        5/15/2020          7,628
    3,000   Liberty Mutual Group, Inc. (a)                     7.00        3/15/2037          2,992
   20,010   Progressive Corp.                                  6.70        6/15/2037         21,886
    2,000   RLI Corp.                                          5.95        1/15/2014          2,073
    5,000   Travelers Companies, Inc.                          6.25        3/15/2037          5,300
    5,000   White Mountains Re Group Ltd. (a)                  6.38        3/20/2017          5,483
                                                                                         ----------
                                                                                            115,453
                                                                                         ----------
            REGIONAL BANKS (3.2%)
    3,290   AmSouth Bank, N.A.                                 4.85        4/01/2013          3,352
    1,750   Bank of Oklahoma                                   1.12 (e)    5/15/2017          1,683
    2,000   Chittenden Corp.                                   1.12 (e)    2/14/2017          1,973
    1,000   City National Corp.                                5.13        2/15/2013          1,010

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   2,000   Cullen/Frost Bankers, Inc.                          0.88% (e)  2/15/2017     $    1,922
    2,000   Cullen/Frost Capital Trust II                       1.97 (e)   3/01/2034          1,608
    1,000   Emigrant Bancorp, Inc. (a)                          6.25       6/15/2014            929
   10,000   Fifth Third Capital Trust IV                        6.50       4/15/2037         10,063
    2,395   First Empire Capital Trust I                        8.23       2/01/2027          2,407
    1,000   First Maryland Capital Trust I                      1.34 (e)   1/15/2027            810
    7,000   First Niagara Financial Group, Inc.                 7.25      12/15/2021          8,174
    1,000   First Tennessee Bank, N.A.                          4.63       5/15/2013          1,016
    3,000   First Tennessee Bank, N.A.                          5.65       4/01/2016          3,248
    2,000   Fulton Capital Trust I                              6.29       2/01/2036          1,906
    2,000   Key Bank, N.A.                                      5.45       3/03/2016          2,255
      750   KeyCorp Capital II                                  6.88       3/17/2029            771
   16,000   Manufacturers & Traders Trust Co. (n)               5.63      12/01/2021         16,374
    1,500   National City Preferred Capital Trust I            12.00               -(f)       1,520
    5,000   PNC Preferred Funding Trust III (a)                 8.70               -(f)       5,077
    2,000   Regions Financial Corp.                             7.75      11/10/2014          2,210
    1,000   Regions Financial Corp.                             5.75       6/15/2015          1,098
    2,000   Susquehanna Bancshares, Inc.                        2.26 (e)   5/01/2014          1,918
    2,000   TCF Financial Bank                                  2.02 (e)   6/15/2014          2,002
    2,000   TCF National Bank                                   5.50       2/01/2016          2,124
    5,000   UnionBanCal Corp.                                   3.50       6/18/2022          5,310
    1,000   Webster Financial Corp.                             5.13       4/15/2014          1,006
    1,000   Whitney National Bank                               5.88       4/01/2017          1,090
    1,000   Wilmington Trust Corp.                              8.50       4/02/2018          1,201
    1,000   Zions Bancorp.                                      6.00       9/15/2015          1,065
                                                                                         ----------
                                                                                             85,122
                                                                                         ----------
            REITs - DIVERSIFIED (0.4%)
    1,000   Liberty Property, LP                                5.13       3/02/2015          1,081
    1,000   Liberty Property, LP                                6.63      10/01/2017          1,205
    4,000   Washington Real Estate Investment Trust             5.35       5/01/2015          4,334
    5,000   Washington Real Estate Investment Trust             3.95      10/15/2022          5,267
                                                                                         ----------
                                                                                             11,887
                                                                                         ----------
            REITs - INDUSTRIAL (0.4%)
    2,500   AMB Property, LP                                    6.30       6/01/2013          2,567
    5,000   ProLogis, LP                                        6.88       3/15/2020          6,174
    1,000   ProLogis, LP                                        1.88      11/15/2037          1,005
                                                                                         ----------
                                                                                              9,746
                                                                                         ----------
            REITs - OFFICE (1.7%)
    7,000   Alexandria Real Estate Equities, Inc.               4.60       4/01/2022          7,592
    2,000   BioMed Realty, LP (a)                               6.13       4/15/2020          2,343
    3,000   Biomed Realty, LP                                   4.25       7/15/2022          3,137
    2,000   Boston Properties, LP                               5.88      10/15/2019          2,405
    8,000   Boston Properties, LP                               3.85       2/01/2023          8,647
    2,000   Brandywine Operating Partnership, LP                7.50       5/15/2015          2,262
    1,000   Brandywine Operating Partnership, LP                6.00       4/01/2016          1,112
    1,000   Duke Realty, LP                                     5.50       3/01/2016          1,105
    1,000   Duke Realty, LP                                     5.95       2/15/2017          1,154
    1,000   Duke Realty, LP                                     6.50       1/15/2018          1,185
    1,000   HRPT Properties Trust                               5.75      11/01/2015          1,073
    2,000   HRPT Properties Trust                               6.25       8/15/2016          2,186
    1,700   HRPT Properties Trust                               6.25       6/15/2017          1,865
    1,000   HRPT Properties Trust                               6.65       1/15/2018          1,115
    1,500   Mack-Cali Realty, LP                                5.80       1/15/2016          1,649
    1,000   Mack-Cali Realty, LP                                7.75       8/15/2019          1,247
    1,000   Reckson Operating Partnership, LP                   6.00       3/31/2016          1,100
    5,000   Wells Operating Partnership II, LP                  5.88       4/01/2018          5,219
                                                                                         ----------
                                                                                             46,396
                                                                                         ----------
            REITs - RESIDENTIAL (0.6%)
    1,330   BRE Properties, Inc.                                5.50       3/15/2017          1,524
    1,965   ERP Operating, LP                                   6.58       4/13/2015          2,223
    2,000   UDR, Inc.                                           5.25       1/15/2015          2,168

================================================================================

5  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$  10,000   UDR, Inc.                                          4.63%       1/10/2022     $   11,173
                                                                                         ----------
                                                                                             17,088
                                                                                         ----------
            REITs - RETAIL (0.8%)
    2,000   Developers Diversified Realty Corp.                5.50        5/01/2015          2,187
    3,000   Equity One, Inc.                                   6.25       12/15/2014          3,425
    1,000   Federal Realty Investment Trust                    6.20        1/15/2017          1,166
    3,000   Federal Realty Investment Trust                    3.00        8/01/2022          3,010
    1,000   National Retail Properties, Inc.                   6.88       10/15/2017          1,211
    1,000   Pan Pacific Retail Properties, Inc.                5.25        9/01/2015          1,097
    2,000   Realty Income Corp.                                5.95        9/15/2016          2,292
    2,000   Regency Centers, LP                                5.88        6/15/2017          2,322
    1,000   Simon Property Group, LP                           6.10        5/01/2016          1,157
    4,000   Weingarten Realty Investors                        4.86        1/15/2014          4,163
                                                                                         ----------
                                                                                             22,030
                                                                                         ----------
            REITs - SPECIALIZED (1.6%)
    5,000   American Tower Corp.                               5.90       11/01/2021          5,999
    6,000   Entertainment Properties Trust                     7.75        7/15/2020          6,995
    2,000   Health Care Property Investors, Inc.               6.30        9/15/2016          2,311
    2,000   Health Care REIT, Inc.                             4.70        9/15/2017          2,245
    3,000   Health Care REIT, Inc.                             6.13        4/15/2020          3,536
    2,000   Health Care REIT, Inc.                             4.95        1/15/2021          2,221
    5,000   Healthcare Realty Trust                            6.50        1/17/2017          5,730
    1,000   Hospitality Properties Trust                       5.13        2/15/2015          1,055
    1,000   Host Hotels & Resorts, LP                          9.00        5/15/2017          1,090
    2,000   Nationwide Health Properties, Inc.                 6.90       10/01/2037          2,535
    6,000   Senior Housing Properties Trust                    6.75        4/15/2020          6,871
    2,000   Senior Housing Properties Trust                    6.75       12/15/2021          2,307
                                                                                         ----------
                                                                                             42,895
                                                                                         ----------
            Total Financials                                                                602,141
                                                                                         ----------

            HEALTH CARE (0.6%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
    1,000   Baxter International, Inc.                         4.00        3/01/2014          1,047
    1,995   Hologic, Inc. (b)                                  4.50        8/01/2019          2,021
                                                                                         ----------
                                                                                              3,068
                                                                                         ----------
            HEALTH CARE FACILITIES (0.2%)
    2,000   HCA, Inc.                                          8.50        4/15/2019          2,257
    3,000   HCA, Inc.                                          7.25        9/15/2020          3,334
      500   Health Management Associates, Inc.                 7.38        1/15/2020            541
                                                                                         ----------
                                                                                              6,132
                                                                                         ----------
            HEALTH CARE SERVICES (0.0%)
    1,000   Laboratory Corp. of America                        5.63       12/15/2015          1,122
                                                                                         ----------
            MANAGED HEALTH CARE (0.1%)
    2,000   Highmark, Inc. (a)                                 6.80        8/15/2013          2,066
                                                                                         ----------
            PHARMACEUTICALS (0.2%)
    1,000   Hospira, Inc.                                      6.40        5/15/2015          1,119
    1,000   Hospira, Inc.                                      6.05        3/30/2017          1,175
    1,000   Mylan, Inc. (a)                                    7.63        7/15/2017          1,120
    1,000   Mylan, Inc. (a)                                    7.88        7/15/2020          1,134
                                                                                         ----------
                                                                                              4,548
                                                                                         ----------
            Total Health Care                                                                16,936
                                                                                         ----------

            INDUSTRIALS (2.8%)
            ------------------
            AEROSPACE & DEFENSE (0.7%)
   10,000   L-3 Communications Corp. (n)                       5.20       10/15/2019         11,396
    2,000   Textron Financial Corp.                            5.40        4/28/2013          2,042

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   5,000   United Technologies Corp.                           3.10%      6/01/2022     $    5,395
                                                                                         ----------
                                                                                             18,833
                                                                                         ----------
            AIRLINES (1.2%)
      247   America West Airlines, Inc. Pass-Through Trust      6.87       1/02/2017            257
    1,420   America West Airlines, Inc. Pass-Through Trust
              (INS)                                             7.93       1/02/2019          1,527
    2,145   American Airlines, Inc. Pass-Through Trust         10.38       7/02/2019          2,273
    4,287   Continental Airlines, Inc. Pass-Through Trust (d)   9.00       7/08/2016          4,962
      840   Continental Airlines, Inc. Pass-Through Trust       6.55       2/02/2019            924
    1,039   Continental Airlines, Inc. Pass-Through Trust
              (INS)                                             6.24       3/15/2020          1,089
   11,000   Continental Airlines, Inc. Pass-Through Trust (n)   4.15       4/11/2024         11,495
    1,923   US Airways Group, Inc. Pass-Through Trust
              (INS)                                             7.08       3/20/2021          1,986
    4,516   US Airways Group, Inc. Pass-Through Trust           6.25       4/22/2023          4,832
    2,830   US Airways Group, Inc. Pass-Through Trust           7.13      10/22/2023          3,142
                                                                                         ----------
                                                                                             32,487
                                                                                         ----------
            BUILDING PRODUCTS (0.1%)
    1,000   Building Materials Corp. (a)                        7.00       2/15/2020          1,090
    1,000   USG Corp.                                           6.30      11/15/2016          1,023
    1,000   USG Corp.                                           9.75       1/15/2018          1,097
                                                                                         ----------
                                                                                              3,210
                                                                                         ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    1,000   Paccar, Inc.                                        6.88       2/15/2014          1,080
    2,488   Terex Corp. (b)                                     4.50       4/28/2017          2,513
                                                                                         ----------
                                                                                              3,593
                                                                                         ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
    1,847   Tomkins, LLC (b)                                    4.25       9/29/2016          1,860
                                                                                         ----------
            INDUSTRIAL MACHINERY (0.1%)
    1,500   SPX Corp.                                           6.88       9/01/2017          1,695
                                                                                         ----------
            RAILROADS (0.1%)
    3,002   Southern Capital Corp. (a)                          5.70       6/30/2022          3,100
                                                                                         ----------
            SECURITY & ALARM SERVICES (0.2%)
    2,000   Corrections Corp. of America                        7.75       6/01/2017          2,148
    2,000   GEO Group, Inc.                                     7.75      10/15/2017          2,182
                                                                                         ----------
                                                                                              4,330
                                                                                         ----------
            TRUCKING (0.2%)
    1,000   ERAC USA Finance, LLC (a)                           6.20      11/01/2016          1,173
    5,000   ERAC USA Finance, LLC (a)                           3.30      10/15/2022          5,059
                                                                                         ----------
                                                                                              6,232
                                                                                         ----------
            Total Industrials                                                                75,340
                                                                                         ----------

            MATERIALS (1.4%)
            ----------------
            COMMODITY CHEMICALS (0.0%)
      554   Sweetwater Investors, LLC (a)                       5.88       5/15/2014            547
                                                                                         ----------
            CONSTRUCTION MATERIALS (0.1%)
    3,450   Vulcan Materials Co.                                6.40      11/30/2017          3,795
                                                                                         ----------
            DIVERSIFIED CHEMICALS (0.1%)
    2,000   Dow Chemical Co.                                    5.90       2/15/2015          2,227
    1,000   E.I. du Pont de Nemours and Co.                     6.00       7/15/2018          1,252
                                                                                         ----------
                                                                                              3,479
                                                                                         ----------
            METAL & GLASS CONTAINERS (0.0%)
    1,000   Ball Corp.                                          5.00       3/15/2022          1,060
                                                                                         ----------

================================================================================

7  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            PAPER PACKAGING (0.4%)
$   5,000   Rock-Tenn Co. (a)                                  4.45%       3/01/2019     $    5,429
    5,153   Sealed Air Corp. (a)                               6.88        7/15/2033          4,870
                                                                                         ----------
                                                                                             10,299
                                                                                         ----------
            PAPER PRODUCTS (0.6%)
    1,000   Clearwater Paper Corp.                             7.13       11/01/2018          1,095
    3,000   Georgia Pacific, LLC                               7.25        6/01/2028          3,893
    3,000   International Paper Co.                            7.50        8/15/2021          3,991
    5,000   International Paper Co.                            4.75        2/15/2022          5,704
                                                                                         ----------
                                                                                             14,683
                                                                                         ----------
            STEEL (0.2%)
    2,000   Allegheny Technologies, Inc.                       9.38        6/01/2019          2,561
    2,000   Carpenter Technology Corp.                         5.20        7/15/2021          2,100
                                                                                         ----------
                                                                                              4,661
                                                                                         ----------
            Total Materials                                                                  38,524
                                                                                         ----------

            TELECOMMUNICATION SERVICES (1.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
    2,000   CenturyLink, Inc.                                  6.45        6/15/2021          2,196
    5,000   CenturyLink, Inc.                                  5.80        3/15/2022          5,272
    3,301   Frontier Communications Corp.                      8.25        4/15/2017          3,821
    4,000   Qwest Communications International                 7.13        4/01/2018          4,240
    6,000   Qwest Corp.                                        6.75       12/01/2021          7,189
    1,000   Verizon Communications, Inc.                       5.25        4/15/2013          1,022
    2,000   Windstream Corp.                                   7.88       11/01/2017          2,237
                                                                                         ----------
                                                                                             25,977
                                                                                         ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    4,175   iPCS, Inc.                                         3.69 (e)    5/01/2014          4,175
    2,000   Nextel Communications, Inc.                        5.95        3/15/2014          2,007
    1,500   SBA Telecommunications, Inc. (a)                   5.75        7/15/2020          1,566
    3,000   Verizon Wireless Capital, LLC                      5.55        2/01/2014          3,181
                                                                                         ----------
                                                                                             10,929
                                                                                         ----------
            Total Telecommunication Services                                                 36,906
                                                                                         ----------

            UTILITIES (10.2%)
            -----------------
            ELECTRIC UTILITIES (4.4%)
    1,000   Ameren Illinois Co.                                6.13       11/15/2017          1,208
    2,000   Ameren Illinois Power Co.                          9.75       11/15/2018          2,781
    1,000   Baltimore Gas and Electric Co.                     5.90       10/01/2016          1,175
    4,754   Bruce Mansfield Unit 1 & 2 2007 Pass-Through
              Trust                                            6.85        6/01/2034          5,067
    1,045   Carolina Power & Light Co.                         6.13        9/15/2033          1,355
      328   Cedar Brakes II, LLC (a)                           9.88        9/01/2013            338
    2,000   Cleveland Electric Illuminating Co.                8.88       11/15/2018          2,684
    2,000   Commonwealth Edison Co.                            5.80        3/15/2018          2,472
    1,000   Duke Energy Carolinas, LLC                         5.75       11/15/2013          1,054
   13,000   Duquesne Light Holdings, Inc. (a)                  6.40        9/15/2020         15,859
    3,500   Duquesne Light Holdings, Inc. (a)                  5.90       12/01/2021          4,190
    2,225   Entergy Texas, Inc.                                3.60        6/01/2015          2,351
      516   FPL Energy National Wind, LLC (a)                  5.61        3/10/2024            487
   14,000   FPL Group Capital, Inc.                            6.35       10/01/2066         14,853
    1,000   FPL Group Capital, Inc.                            7.30        9/01/2067          1,109
    3,000   Great Plains Energy, Inc.                          6.88        9/15/2017          3,676
    2,000   Indiana Michigan Power Co.                         7.00        3/15/2019          2,485
    2,320   ITC Holdings Corp. (a)                             5.25        7/15/2013          2,375
    2,000   Metropolitan Edison Co.                            7.70        1/15/2019          2,539
    1,000   Nevada Power Co.                                   6.50        5/15/2018          1,262
    3,000   NV Energy, Inc.                                    6.25       11/15/2020          3,591
    2,000   Oglethorpe Power Corp.                             6.10        3/15/2019          2,479

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   2,000   Otter Tail Corp.                                   9.00%      12/15/2016     $    2,325
   20,500   PPL Capital Funding, Inc.                          6.70        3/30/2067         21,622
    1,000   PSI Energy, Inc.                                   6.05        6/15/2016          1,160
    3,000   Public Service Co. of New Mexico                   7.95        5/15/2018          3,642
    1,000   Public Service Co. of Oklahoma                     6.15        8/01/2016          1,173
    5,000   Southern California Edison Co.                     6.25                -(f)       5,520
    4,000   Texas - New Mexico Power Co. (a)                   9.50        4/01/2019          5,418
    2,817   Texas Competitive Electric Holdings Co., LLC (b)   4.75       10/10/2017          1,827
      584   Tristate General & Transport Association (a)       6.04        1/31/2018            639
                                                                                         ----------
                                                                                            118,716
                                                                                         ----------
            GAS UTILITIES (1.6%)
    2,000   AGL Capital Corp.                                  6.38        7/15/2016          2,370
    2,000   Atmos Energy Corp.                                 6.35        6/15/2017          2,437
    1,000   Atmos Energy Corp.                                 8.50        3/15/2019          1,329
    2,000   Florida Gas Transmission Co. (a)                   7.90        5/15/2019          2,589
    3,000   Florida Gas Transmission Co. (a)                   5.45        7/15/2020          3,522
    3,000   Gulfstream Natural Gas (a)                         6.95        6/01/2016          3,556
    4,000   National Fuel Gas Co.                              4.90       12/01/2021          4,519
    1,000   National Fuel Gas Co.                              7.38        6/13/2025          1,280
    3,000   ONEOK, Inc.                                        4.25        2/01/2022          3,323
    1,000   Questar Pipeline Co.                               5.83        2/01/2018          1,179
    2,000   Sempra Energy                                      9.80        2/15/2019          2,844
   13,110   SourceGas, LLC (a)                                 5.90        4/01/2017         13,980
    1,000   Southern Star Central Gas Pipeline, Inc. (a)       6.00        6/01/2016          1,113
                                                                                         ----------
                                                                                             44,041
                                                                                         ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
    2,000   DPL, Inc.                                          6.50       10/15/2016          2,180
    2,680   IPALCO Enterprises, Inc. (a)                       7.25        4/01/2016          2,989
    4,500   IPALCO Enterprises, Inc.                           5.00        5/01/2018          4,759
    2,000   Reliant Energy, Inc.                               7.63        6/15/2014          2,150
                                                                                         ----------
                                                                                             12,078
                                                                                         ----------
            MULTI-UTILITIES (3.6%)
    1,000   Ameren Corp.                                       8.88        5/15/2014          1,108
    3,000   Black Hills Corp.                                  5.88        7/15/2020          3,541
    1,000   CenterPoint Energy Resources Corp.                 5.95        1/15/2014          1,058
    2,000   CMS Energy Corp.                                   6.25        2/01/2020          2,396
    3,000   CMS Energy Corp.                                   5.05        3/15/2022          3,366
    5,000   Consumers Energy Co.                               2.85        5/15/2022          5,313
    1,000   Dominion Resources, Inc.                           8.88        1/15/2019          1,356
    6,050   Dominion Resources, Inc.                           7.50        6/30/2066          6,660
   10,000   Dominion Resources, Inc.                           2.66 (e)    9/30/2066          9,305
   16,663   Integrys Energy Group, Inc.                        6.11       12/01/2066         17,512
    1,000   NiSource Finance Corp.                             6.40        3/15/2018          1,219
    1,000   Puget Sound Energy, Inc.                           6.75        1/15/2016          1,160
   20,500   Puget Sound Energy, Inc.                           6.97        6/01/2067         21,644
   19,000   Wisconsin Energy Corp.                             6.25        5/15/2067         20,398
                                                                                         ----------
                                                                                             96,036
                                                                                         ----------
            WATER UTILITIES (0.1%)
    2,000   American Water Capital Corp.                       6.09       10/15/2017          2,374
                                                                                         ----------
            Total Utilities                                                                 273,245
                                                                                         ----------
            Total Corporate Obligations (cost: $1,202,175)                                1,332,808
                                                                                         ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (13.4%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            CABLE & SATELLITE (0.1%)
    1,000   Virgin Media Finance plc                           8.38       10/15/2019          1,155

================================================================================

9  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   2,000   Virgin Media Secured Finance plc                   6.50%       1/15/2018     $    2,180
                                                                                         ----------
                                                                                              3,335
                                                                                         ----------
            Total Consumer Discretionary                                                      3,335
                                                                                         ----------

            CONSUMER STAPLES (1.1%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
    7,000   Viterra, Inc. (a)                                  5.95        8/01/2020          7,568
                                                                                         ----------
            BREWERS (0.2%)
    5,000   SABMiller Holdings, Inc. (a)                       3.75        1/15/2022          5,510
                                                                                         ----------
            DISTILLERS & VINTNERS (0.2%)
    5,000   Pernod Ricard S.A. (a)                             2.95        1/15/2017          5,279
                                                                                         ----------
            FOOD RETAIL (0.1%)
    1,297   Ahold Lease USA, Inc.                              7.82        1/02/2020          1,485
                                                                                         ----------
            TOBACCO (0.4%)
   10,000   BAT International Finance plc (a)                  3.25        6/07/2022         10,409
                                                                                         ----------
            Total Consumer Staples                                                           30,251
                                                                                         ----------

            ENERGY (1.5%)
            -------------
            INTEGRATED OIL & GAS (0.0%)
    1,000   Husky Energy, Inc.                                 7.25       12/15/2019          1,303
                                                                                         ----------
            OIL & GAS DRILLING (0.4%)
    2,672   QGOG Atlantic/Alaskan Rigs Ltd. (a)                5.25        7/30/2018          2,819
    5,000   Transocean, Inc.                                   5.05       12/15/2016          5,605
    2,000   Transocean, Inc.                                   1.50       12/15/2037          2,004
                                                                                         ----------
                                                                                             10,428
                                                                                         ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    2,000   SESI, LLC                                          7.13       12/15/2021          2,240
    2,000   Weatherford International Ltd.                     9.63        3/01/2019          2,653
                                                                                         ----------
                                                                                              4,893
                                                                                         ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    1,500   Talisman Energy, Inc.                              7.75        6/01/2019          1,937
    2,000   Woodside Finance Ltd. (a)                          4.60        5/10/2021          2,237
                                                                                         ----------
                                                                                              4,174
                                                                                         ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.7%)
    1,275   Nakilat, Inc. (a)                                  6.07       12/31/2033          1,581
    2,000   TransCanada Pipelines Ltd.                         7.13        1/15/2019          2,579
   14,860   TransCanada Pipelines Ltd.                         6.35        5/15/2067         15,985
                                                                                         ----------
                                                                                             20,145
                                                                                         ----------
            Total Energy                                                                     40,943
                                                                                         ----------

            FINANCIALS (6.9%)
            -----------------
            CONSUMER FINANCE (0.2%)
    5,000   Daimler Finance N.A., LLC                          2.25        7/31/2019          5,012
                                                                                         ----------
            DIVERSIFIED BANKS (2.8%)
    8,340   Barclays Bank plc                                  0.94 (e)            -(f)       3,459
   12,450   Barclays Bank plc                                  1.00 (e)            -(f)       6,038
    3,000   BayernLB Capital Trust l                           6.20                -(f)       1,374
   20,000   HSBC Bank plc                                      1.00 (e)            -(f)      10,000
    2,000   LBG Capital No.1 plc                               8.00                -(f)       1,929
    3,000   LBG Capital No.1 plc                               7.88       11/01/2020          3,113
    1,000   Lloyds TSB Bank plc (a)                            4.38        1/12/2015          1,065
    5,000   Lloyds TSB Bank plc                                4.20        3/28/2017          5,534
    2,000   National Capital Trust II (a)                      5.49                -(f)       2,022
    2,000   Nordea Bank AB (a)                                 5.42                -(f)       1,945

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$  10,000   Nordea Bank AB                                     4.25%       9/21/2022     $   10,104
   10,000   Rabobank Nederland Utrect                          3.88        2/08/2022         10,836
    4,000   Royal Bank of Scotland Group plc                   7.64                -(f)       3,390
   10,000   Royal Bank of Scotland Group plc                   9.50        3/16/2022         11,489
    1,000   Standard Chartered Bank (a)                        6.40        9/26/2017          1,173
    1,000   Westpac Capital Trust IV (a)                       5.26                -(f)         995
                                                                                         ----------
                                                                                             74,466
                                                                                         ----------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
    5,000   Deutsche Bank Capital Trust IV                     4.59 (e)            -(f)       4,075
                                                                                         ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
    4,500   Brookfield Asset Management, Inc.                  5.80        4/25/2017          5,076
                                                                                         ----------
            MULTI-LINE INSURANCE (1.2%)
    1,500   AXA S.A.                                           2.03 (e)            -(f)         789
    2,000   AXA S.A. (a)                                       6.46                -(f)       1,905
   15,000   Oil Insurance Ltd. (a)                             3.34 (e)            -(f)      13,464
   15,000   ZFS Finance USA Trust II (a)                       6.45       12/15/2065         16,200
                                                                                         ----------
                                                                                             32,358
                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    7,000   ING Bank N.V. (a)                                  3.75        3/07/2017          7,420
    4,000   ING Groep N.V.                                     5.78                -(f)       3,800
                                                                                         ----------
                                                                                             11,220
                                                                                         ----------
            PROPERTY & CASUALTY INSURANCE (1.2%)
    2,000   Allied World Assurance Holdings Ltd.               7.50        8/01/2016          2,382
    3,000   Catlin Insurance Co. Ltd. (a)                      7.25                -(f)       3,053
   13,291   QBE Capital Funding III, LP (a)                    7.25        5/24/2041         13,911
    9,000   QBE Insurance Group Ltd. (a)                       5.65        7/01/2023          8,919
    5,000   XL Capital Ltd.                                    6.50                -(f)       4,662
                                                                                         ----------
                                                                                             32,927
                                                                                         ----------
            REGIONAL BANKS (0.4%)
   10,000   RBS Citizens Financial Group, Inc. (a)             4.15        9/28/2022         10,072
                                                                                         ----------
            REINSURANCE (0.3%)
    5,624   Max USA Holdings Ltd. (a)                          7.20        4/14/2017          5,923
    3,000   Platinum Underwriters Finance, Inc.                7.50        6/01/2017          3,284
                                                                                         ----------
                                                                                              9,207
                                                                                         ----------
            REITs - RETAIL (0.1%)
    2,000   WEA Finance (a)                                    5.75        9/02/2015          2,230
                                                                                         ----------
            Total Financials                                                                186,643
                                                                                         ----------

            HEALTH CARE (0.1%)
            ------------------
            PHARMACEUTICALS (0.1%)
    2,000   Valeant Pharmaceuticals (a)                        6.88       12/01/2018          2,143
                                                                                         ----------

            INDUSTRIALS (1.5%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.4%)
   10,000   Sydney Airport Finance Co. Pty. Ltd. (a)           3.90        3/22/2023         10,205
                                                                                         ----------
            AIRPORT SERVICES (0.4%)
   10,000   BAA Funding Ltd. (a)                               4.88        7/15/2021         10,994
                                                                                         ----------
            INDUSTRIAL CONGLOMERATES (0.4%)
    8,000   Hutchison Whampoa Ltd. (a)                         6.00                -(f)       8,412
    2,000   Hutchison Whampoa Ltd. (a)                         4.63        1/13/2022          2,238
    1,000   Siemens Financieringsmat (a)                       6.13        8/17/2026          1,322
                                                                                         ----------
                                                                                             11,972
                                                                                         ----------
            INDUSTRIAL MACHINERY (0.1%)
    2,000   Ingersoll-Rand GL Holding Co.                      9.50        4/15/2014          2,240
                                                                                         ----------

================================================================================

11  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            RAILROADS (0.2%)
$   4,261   Asciano Finance Ltd. (a)                            4.63%      9/23/2020     $    4,422
                                                                                         ----------
            Total Industrials                                                                39,833
                                                                                         ----------

            INFORMATION TECHNOLOGY (0.6%)
            -----------------------------
            APPLICATION SOFTWARE (0.2%)
    5,000   Magic Newco, LLC (b)                                7.25      12/12/2018          5,039
                                                                                         ----------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
    5,000   Tyco Electronics Group S.A.                         3.50       2/03/2022          5,216
                                                                                         ----------
            SEMICONDUCTORS (0.2%)
    5,000   NXP BV/NXP Funding, LLC (a)                         9.75       8/01/2018          5,863
                                                                                         ----------
            Total Information Technology                                                     16,118
                                                                                         ----------

            MATERIALS (1.4%)
            ----------------
            CONSTRUCTION MATERIALS (0.2%)
    2,000   CRH America, Inc.                                   6.00       9/30/2016          2,244
    3,000   CRH America, Inc.                                   5.75       1/15/2021          3,315
                                                                                         ----------
                                                                                              5,559
                                                                                         ----------
            DIVERSIFIED METALS & MINING (0.5%)
    5,000   Anglo American Capital plc (a)                      2.63       9/27/2017          5,017
    2,000   Glencore Funding, LLC (a)                           6.00       4/15/2014          2,095
    3,000   Noranda, Inc.                                       6.00      10/15/2015          3,350
    3,000   Rio Tinto Finance (USA) Ltd.                        8.95       5/01/2014          3,363
      500   Teck Resources Ltd.                                10.75       5/15/2019            602
                                                                                         ----------
                                                                                             14,427
                                                                                         ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    3,000   Incitec Pivot Finance, LLC (a)                      6.00      12/10/2019          3,405
                                                                                         ----------
            GOLD (0.1%)
    2,000   Barrick Gold Corp.                                  6.95       4/01/2019          2,509
                                                                                         ----------
            METAL & GLASS CONTAINERS (0.1%)
    1,000   Ardagh Packaging Finance plc (a)                    7.38      10/15/2017          1,080
                                                                                         ----------
            PAPER PACKAGING (0.1%)
    3,000   Smurfit Kappa Acquisitions (a)                      4.88       9/15/2018          3,011
                                                                                         ----------
            STEEL (0.3%)
    1,000   ArcelorMittal                                       9.50       2/15/2015          1,111
    2,000   ArcelorMittal                                       6.00       3/01/2021          1,934
    4,000   ArcelorMittal                                       6.75       2/25/2022          3,936
                                                                                         ----------
                                                                                              6,981
                                                                                         ----------
            Total Materials                                                                  36,972
                                                                                         ----------

            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    2,000   Telecom Italia Capital                              5.25      11/15/2013          2,065
                                                                                         ----------

            UTILITIES (0.1%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1% )
    2,000   Transalta Corp.                                     4.75       1/15/2015          2,117
                                                                                         ----------
            Total Eurodollar and Yankee Obligations (cost: $338,315)                        360,420
                                                                                         ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES (2.4%)

            FINANCIALS (2.4%)
            -----------------
            ASSET-BACKED FINANCING (2.4%)
$   5,000   AESOP Funding II, LLC                              6.74%       5/20/2016     $    5,563
    3,000   American Express Credit Account Master Trust (a)   0.56 (e)    9/15/2016          2,992
    1,864   AmeriCredit Automobile Receivables Trust           6.96       10/14/2014          1,866
    4,405   Bank One Issuance Trust                            4.77        2/16/2016          4,511
    2,000   Bank One Issuance Trust                            1.01 (e)    2/15/2017          2,004
    1,680   CenterPoint Energy Transition Bond Co. III, LLC    4.19        2/01/2020          1,808
    2,360   Centre Point Funding, LLC (a)                      5.43        7/20/2016          2,471
    5,000   CIT Equipment Collateral (a)                       3.41        9/20/2016          5,031
    1,000   Citibank Credit Card Issuance Trust                5.50        3/24/2017          1,099
    1,000   Citibank Credit Card Issuance Trust                5.65        9/20/2019          1,218
    5,000   GE Capital Credit Card Master Note Trust           4.47        3/15/2020          5,737
    2,500   Hertz Vehicle Financing, LLC (a)                   4.26        3/25/2014          2,522
    5,000   Hertz Vehicle Financing, LLC (a)                   5.93        3/25/2016          5,379
    2,000   Hertz Vehicle Financing, LLC                       6.44        2/25/2019          2,321
    5,289   SLM Student Loan Trust                             0.68 (e)    4/25/2025          4,771
    6,045   SLM Student Loan Trust                             0.70 (e)    4/25/2025          5,480
    1,479   SLM Student Loan Trust                             0.52 (e)   10/27/2025          1,259
    1,480   SLM Student Loan Trust                             0.87 (e)   10/25/2038          1,186
    1,804   Trinity Rail Leasing, LP (INS)(g)                  5.27        8/14/2027          1,973
    4,070   Trinity Rail Leasing, LP (a),(g)                   5.90        5/14/2036          4,578
                                                                                         ----------
                                                                                             63,769
                                                                                         ----------
            Total Financials                                                                 63,769
                                                                                         ----------
            Total Asset-Backed Securities (cost: $58,073)                                    63,769
                                                                                         ----------

            COMMERCIAL MORTGAGE SECURITIES (18.8%)

            FINANCIALS (18.8%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (18.2%)
      870   Banc of America Commercial Mortgage, Inc.          6.56        4/11/2037            874
    3,342   Banc of America Commercial Mortgage, Inc.          4.99       11/10/2042          3,534
    1,000   Banc of America Commercial Mortgage, Inc.          5.26       11/10/2042          1,009
    1,190   Banc of America Commercial Mortgage, Inc.          4.51       12/10/2042          1,207
    2,400   Banc of America Commercial Mortgage, Inc.          4.95        7/10/2043          2,594
    2,673   Banc of America Commercial Mortgage, Inc.          5.72        5/10/2045          2,830
    2,000   Banc of America Commercial Mortgage, Inc.          5.77        5/10/2045          2,233
    5,211   Banc of America Commercial Mortgage, Inc.          5.00        7/10/2045          5,704
    7,523   Banc of America Commercial Mortgage, Inc.          5.18       10/10/2045          8,295
    3,000   Banc of America Commercial Mortgage, Inc.          5.33       10/10/2045          3,141
    4,787   Banc of America Commercial Mortgage, Inc.          5.35        9/10/2047          5,316
      305   Banc of America Commercial Mortgage, Inc. (a)      5.46        9/10/2047            317
      917   Banc of America Commercial Mortgage, Inc. (a)      5.50        9/10/2047            955
    7,796   Banc of America Commercial Mortgage, Inc. (a)      6.14        9/10/2047          8,147
    5,980   Banc of America Commercial Mortgage, Inc.          6.20        2/10/2051          6,805
    3,000   BCRR Trust (a)                                     5.86        7/17/2040          3,307
    1,500   Bear Stearns Commercial Mortgage Securities,
              Inc. (a)                                         6.00        6/16/2030          1,529
    2,006   Bear Stearns Commercial Mortgage Securities,
              Inc.                                             5.47        4/12/2038          2,061
    4,480   Bear Stearns Commercial Mortgage Securities,
              Inc.                                             5.00        2/11/2041          4,542
    1,691   Bear Stearns Commercial Mortgage Securities,
              Inc.                                             5.53       10/12/2041          1,750
     182    Bear Stearns Commercial Mortgage Securities,
              Inc.                                             4.82        2/13/2042            183

================================================================================

13  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   3,000   Bear Stearns Commercial Mortgage Securities,
              Inc.                                             4.99%       9/11/2042     $    3,064
    6,000   Bear Stearns Commercial Mortgage Securities,
              Inc.                                             5.33        2/11/2044          6,713
    7,000   CFCRE Commercial Mortgage Trust (a)                5.75       12/15/2047          8,351
    4,705   Citigroup Commercial Mortgage Securities, Inc.     5.72        3/15/2049          5,266
    1,620   Citigroup Commercial Mortgage Trust                4.83        5/15/2043          1,739
    2,300   Citigroup Commercial Mortgage Trust                5.23        7/15/2044          2,574
    5,000   Citigroup Commercial Mortgage Trust                5.40        7/15/2044          5,202
    5,000   Citigroup Commercial Mortgage Trust                6.10       12/10/2049          5,569
    2,000   Citigroup Commercial Mortgage Trust (a)            4.83        9/20/2051          2,031
    5,000   Citigroup Deutsche Bank Commercial Mortgage
              Trust                                            5.55        1/15/2046          5,421
    4,781   Commercial Mortgage Asset Trust                    6.98        1/17/2032          4,827
    1,000   Commercial Mortgage Asset Trust                    7.64       11/17/2032          1,071
    3,000   Commercial Mortgage Loan Trust                     5.54       12/11/2049          3,277
    1,071   Commercial Mortgage Trust                          4.58       10/15/2037          1,072
    5,000   Commercial Mortgage Trust                          5.12        6/10/2044          5,553
    5,000   Commercial Mortgage Trust                          5.54       12/11/2049          5,830
    3,000   Credit Suisse Commercial Mortgage Trust            5.55        2/15/2039          3,175
    4,956   Credit Suisse Commercial Mortgage Trust            5.60        2/15/2039          5,556
    5,000   Credit Suisse Commercial Mortgage Trust            5.38        2/15/2040          5,561
    1,637   Credit Suisse First Boston Mortgage Capital        5.71        2/15/2039          1,683
    4,000   Credit Suisse First Boston Mortgage Securities
              Corp.                                            5.11        7/15/2036          4,257
    5,000   Credit Suisse First Boston Mortgage Securities
              Corp. (a)                                        4.96        1/15/2037          5,046
    6,000   Credit Suisse First Boston Mortgage Securities
              Corp.                                            4.73        7/15/2037          6,489
      925   Credit Suisse First Boston Mortgage Securities
              Corp.                                            5.10        8/15/2038            928
    4,555   Credit Suisse First Boston Mortgage Securities
              Corp.                                            5.10        8/15/2038          5,007
    1,000   Credit Suisse First Boston Mortgage Securities
              Corp.                                            4.82       10/15/2039          1,033
    1,950   DB-UBS Mortgage Trust                              5.57        8/10/2044          2,291
    5,000   GE Capital Commercial Mortgage Corp.               5.33        3/10/2044          4,548
    5,000   GE Capital Commercial Mortgage Corp.               5.07        7/10/2045          5,288
    1,200   GE Capital Commercial Mortgage Corp.               5.33       11/10/2045          1,206
    2,745   GE Capital Commercial Mortgage Corp.               5.51       11/10/2045          3,000
    1,636   GMAC Commercial Mortgage Securities, Inc.          6.50        5/15/2035          1,680
    2,000   GMAC Commercial Mortgage Securities, Inc.          4.75        5/10/2043          2,154
    2,829   GMAC Commercial Mortgage Securities, Inc.          4.81        5/10/2043          2,694
    5,000   Greenwich Capital Commercial Funding Corp.         5.88        7/10/2038          5,584
    2,000   Greenwich Capital Commercial Funding Corp.         5.44        3/10/2039          2,316
    7,195   GS Mortgage Securities Corp. II                    5.62        4/10/2038          7,928
    2,000   GS Mortgage Securities Corp. II                    5.53        8/10/2038          2,060
    4,500   GS Mortgage Securities Corp. II                    4.78        7/10/2039          4,493
    3,000   GS Mortgage Securities Corp. II                    4.95        1/10/2045          3,515
    4,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.99        9/12/2037          4,190
    5,540   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.84        7/15/2042          5,739
    3,200   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.00       10/15/2042          3,492
    8,800   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.04       10/15/2042          7,771
    1,429   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.32        1/12/2043          1,495
    1,247   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.49        4/15/2043          1,316
    1,374   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.79        6/12/2043          1,474
    2,725   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.82        6/12/2043          2,786

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   4,012   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.42%      12/12/2043     $    4,326
    5,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.46       12/12/2043          5,187
    3,650   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.30       12/15/2044          3,967
    3,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.34       12/15/2044          3,369
    2,531   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.88        4/15/2045          2,689
    3,465   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.88        4/15/2045          3,924
   10,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 3.51        5/15/2045         10,948
      727   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.37        5/15/2045            770
    2,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.48        5/15/2045          1,916
      971   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.63        3/15/2046            974
    5,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp. (a)                             5.49        8/15/2046          6,014
    5,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.37        5/15/2047          5,225
    1,014   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.82        2/12/2049          1,014
    2,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 6.26        2/15/2051          2,179
    3,374   LB-UBS Commercial Mortgage Trust                   5.25        6/15/2029          3,402
    4,000   LB-UBS Commercial Mortgage Trust                   5.02        8/15/2029          4,245
    3,000   LB-UBS Commercial Mortgage Trust                   5.21        4/15/2030          3,117
    7,096   LB-UBS Commercial Mortgage Trust                   5.47       11/15/2030          7,392
    3,000   LB-UBS Commercial Mortgage Trust                   5.22        2/15/2031          3,339
    1,916   LB-UBS Commercial Mortgage Trust                   5.64        3/15/2032          2,008
      733   LB-UBS Commercial Mortgage Trust                   7.59        3/15/2032            733
    2,999   LB-UBS Commercial Mortgage Trust (a)               5.33       12/15/2036          2,948
    2,000   LB-UBS Commercial Mortgage Trust                   5.35       11/15/2038          2,311
    7,750   LB-UBS Commercial Mortgage Trust                   5.38       11/15/2038          8,368
    6,000   LB-UBS Commercial Mortgage Trust                   5.41        9/15/2039          6,840
    2,000   LB-UBS Commercial Mortgage Trust                   5.39        4/15/2040            970
    5,000   LB-UBS Commercial Mortgage Trust                   5.28        2/15/2041          4,714
      393   Machine One Trust (a)                              5.22        5/28/2040            393
    2,000   Merrill Lynch Mortgage Trust                       5.24       11/12/2037          2,093
    1,175   Merrill Lynch Mortgage Trust                       4.96        7/12/2038          1,201
    2,000   Merrill Lynch Mortgage Trust                       5.10        7/12/2038          1,385
    5,000   Merrill Lynch Mortgage Trust                       5.14        7/12/2038          5,159
    1,244   Merrill Lynch Mortgage Trust                       5.61        5/12/2039          1,252
    3,000   Merrill Lynch Mortgage Trust                       5.67        5/12/2039          2,895
    2,000   Merrill Lynch Mortgage Trust                       4.86       10/12/2041          2,145
    4,285   Merrill Lynch Mortgage Trust                       4.92       10/12/2041          4,496
    2,140   Merrill Lynch Mortgage Trust                       5.76        8/12/2043          2,232
    2,000   Merrill Lynch Mortgage Trust                       5.38        1/12/2044          1,695
    2,900   Merrill Lynch Mortgage Trust                       5.38        8/12/2048          3,300
    2,000   Merrill Lynch Mortgage Trust                       6.27        2/12/2051          1,989
    2,000   Merrill Lynch Mortgage Trust (a)                   6.27        2/12/2051          1,822
    2,000   Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                   5.92        6/12/2046          1,822
    1,531   Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                   5.38        7/12/2046          1,582
    2,974   Morgan Stanley Capital I, Inc.                     5.97        8/12/2041          3,124
    5,000   Morgan Stanley Capital I, Inc.                     5.37       12/15/2043          5,532
    3,912   Morgan Stanley Capital I, Inc.                     5.69        7/12/2044          4,002
    3,000   Morgan Stanley Capital I, Inc.                     5.79        7/12/2044          3,162
    3,445   Morgan Stanley Capital I, Inc.                     4.89        6/12/2047          3,799
    3,000   Morgan Stanley Capital I, Inc.                     4.77        7/15/2056          3,141

================================================================================

15  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   5,000   Royal Bank of Scotland (a)                         5.88%       6/16/2049     $    5,528
    2,000   Timberstar Trust (a)                               5.75       10/15/2036          2,211
   10,000   UBS Commercial Mortgage Trust                      3.39        5/10/2045         10,846
    4,756   UBS-Citigroup Commercial Mortgage Trust (a)        5.15        1/10/2045          5,547
    2,197   Wachovia Bank Commercial Mortgage Trust (a)        4.94       11/15/2034          2,197
    3,000   Wachovia Bank Commercial Mortgage Trust            5.08       11/15/2035          3,101
      672   Wachovia Bank Commercial Mortgage Trust            4.38       10/15/2041            672
    2,000   Wachovia Bank Commercial Mortgage Trust            5.08        3/15/2042          2,180
      966   Wachovia Bank Commercial Mortgage Trust            4.81        4/15/2042          1,008
    4,860   Wachovia Bank Commercial Mortgage Trust            5.18        7/15/2042          5,324
    5,592   Wachovia Bank Commercial Mortgage Trust            5.61        3/15/2045          6,164
      531   Wachovia Bank Commercial Mortgage Trust            5.94        6/15/2045            538
    5,000   Wachovia Bank Commercial Mortgage Trust            5.80        7/15/2045          5,556
    2,891   Wachovia Bank Commercial Mortgage Trust            5.50       10/15/2048          2,905
    1,000   Wachovia Bank Commercial Mortgage Trust            5.57       10/15/2048          1,154
    3,000   Wachovia Bank Commercial Mortgage Trust            5.60       10/15/2048          3,254
    5,000   Wachovia Bank Commercial Mortgage Trust            5.34       11/15/2048          5,545
    5,000   Wachovia Bank Commercial Mortgage Trust            5.74        6/15/2049          5,775
    3,000   Wells Fargo Commercial Mortgage Trust (a)          5.28       11/15/2043          3,536
    6,000   WF-RBS Commercial Mortgage Trust (a)               5.17        2/15/2044          6,963
                                                                                         ----------
                                                                                            490,762
                                                                                         ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
   36,600   J.P. Morgan Chase Commercial Mortgage
              Securities Corp., acquired 9/28/2012; cost
              $4,996(h)                                        2.38       10/15/2045          4,993
   36,576   Morgan Stanley Capital I, Inc., acquired
              8/05/2009; cost $542(a),(h)                      0.40        6/12/2047            114
   38,500   Morgan Stanley-BAML Trust, acquired
              10/05/2012; cost $5,002(a),(h)                   2.35       11/15/2045          5,032
   32,893   UBS Commercial Mortgage Trust, acquired
              5/01/2012; cost $4,980(a),(h)                    2.56        5/10/2045          5,054
                                                                                         ----------
                                                                                             15,193
                                                                                         ----------
            Total Financials                                                                505,955
                                                                                         ----------
            Total Commercial Mortgage Securities (cost: $471,478)                           505,955
                                                                                         ----------

            U.S. GOVERNMENT AGENCY ISSUES (1.4%)(i)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
    8,500   Freddie Mac (+)                                    2.22       12/25/2018          8,985
                                                                                         ----------

            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
   44,778   Freddie Mac (+)                                    1.46       12/25/2021          4,548
   24,303   Freddie Mac (+)                                    1.89        3/25/2022          3,067
                                                                                         ----------
                                                                                              7,615
                                                                                         ----------

            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.8%)
   19,792   Fannie Mae (+)                                     2.50        7/01/2027         20,737
      791   Freddie Mac (+) (j)                                5.00        9/01/2020            862
      586   Freddie Mac (+)                                    5.50        4/01/2036            639
                                                                                         ----------
                                                                                             22,238
                                                                                         ----------
            Total U.S. Government Agency Issues (cost: $37,504)                              38,838
                                                                                         ----------

            U.S. TREASURY SECURITIES (2.9%)

            BONDS (1.7%)
   20,000   2.75%, 8/15/2042                                                                 19,597
   20,000   3.00%, 5/15/2042                                                                 20,662

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   5,000   3.13%, 2/15/2042                                                             $    5,301
                                                                                         ----------
                                                                                             45,560
                                                                                         ----------

            NOTES (1.2%)
    5,000   1.63%, 8/15/2022                                                                  4,973
   15,000   2.00%, 2/15/2022                                                                 15,536
   10,000   2.13%, 8/15/2021                                                                 10,524
                                                                                         ----------
                                                                                             31,033
                                                                                         ----------
            Total U.S. Treasury Securities (cost: $75,890)                                   76,593
                                                                                         ----------

            MUNICIPAL BONDS (4.9%)

            AIRPORT/PORT (0.1%)
    2,000   College Park (INS)                                 5.76%       1/01/2015          2,070
    1,080   Riverside (INS)                                    5.19        8/01/2017          1,082
                                                                                         ----------
                                                                                              3,152
                                                                                         ----------

            APPROPRIATED DEBT (0.8%)
    3,000   Baltimore City Board of School Commissioners       5.69       12/15/2025          3,638
    1,250   Escondido Joint Powers Financing Auth. (INS)       5.53        9/01/2018          1,286
    3,000   Kannapolis Ltd.                                    7.28        3/01/2027          3,299
    1,500   Kentucky State Property and Buildings
              Commission                                       4.08       11/01/2015          1,626
    5,000   Miami-Dade County School Board                     5.38        5/01/2031          5,867
    4,000   Palm Beach County School Board                     5.40        8/01/2025          4,686
                                                                                         ----------
                                                                                             20,402
                                                                                         ----------

            CASINOS & GAMING (0.1%)
    1,000   Mashantucket (Western) Pequot Tribe (a),(k)        5.91        9/01/2021            672
      865   Seneca Nation of Indians Capital Improvements
              Auth.                                            6.75       12/01/2013            863
                                                                                         ----------
                                                                                              1,535
                                                                                         ----------

            DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
      865   American Eagle Northwest, LLC                      4.97       12/15/2018            866
                                                                                         ----------

            EDUCATION (1.2%)
    1,780   Austin CCD                                         5.20        2/01/2020          1,873
    3,430   Austin CCD                                         6.76        8/01/2030          4,504
    1,320   California State Univ. (INS)                       5.27       11/01/2017          1,371
    1,000   Colorado State Board of Governors Univ.
              Enterprise System                                4.90        3/01/2021          1,105
    3,000   Los Alamitos USD No. 1                             6.19        2/01/2026          3,612
    3,000   Miami Univ. (A State Univ. of Ohio)                6.67        9/01/2028          3,753
   10,000   New Jersey EDA                                     5.25        9/01/2026         11,830
    3,000   Rensselaer Polytechnic Institute                   5.60        9/01/2020          3,489
    1,000   Univ. of Oklahoma                                  5.25       11/01/2019          1,052
                                                                                         ----------
                                                                                             32,589
                                                                                         ----------

            ELECTRIC/GAS UTILITIES (0.1%)
    2,000   American Municipal Power, Inc.                     3.82        2/15/2014          2,065
    2,000   Piedmont Municipal Power Agency                    4.34        1/01/2017          2,054
                                                                                         ----------
                                                                                              4,119
                                                                                         ----------

            GENERAL OBLIGATION (1.0%)
    1,250   Las Virgenes USD                                   5.54        8/01/2025          1,479
    3,000   Long Beach USD                                     5.91        8/01/2025          3,793

================================================================================

17  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   5,000   New York City                                      6.27%      12/01/2037     $    6,746
    5,000   Washington                                         5.25        2/01/2036          5,898
    4,045   Will County, Illinois                              3.83       11/15/2016          4,442
    1,520   Will County, Illinois                              4.08       11/15/2017          1,702
    1,405   Will County, Illinois                              4.28       11/15/2018          1,602
                                                                                         ----------
                                                                                             25,662
                                                                                         ----------

            HOSPITAL (0.2%)
    1,000   Medical Univ. (INS)                                5.01        2/15/2015          1,043
    3,000   Novant Health, Inc.                                5.35       11/01/2016          3,372
                                                                                         ----------
                                                                                              4,415
                                                                                         ----------

            MISCELLANEOUS (0.0%)
      681   Keenan Dev. Association of Tennessee, LLC
              (INS)                                            5.02        7/15/2028            729
                                                                                         ----------

            MULTIFAMILY HOUSING (0.2%)
    5,000   New York State Mortgage Agency                     4.20       10/01/2027          5,209
                                                                                         ----------

            NURSING/CCRC (0.0%)
    1,125   Statewide Communities Dev. Auth. (INS)             5.59        2/01/2015          1,127
                                                                                         ----------

            PAPER PRODUCTS (0.1%)
    2,000   Georgetown County Environmental
              Improvement                                      6.25        9/01/2023          2,007
                                                                                         ----------

            SALES TAX (0.1%)
    3,300   Miami-Dade County Transit System                   4.59        7/01/2021          3,725
                                                                                         ----------

            SPECIAL ASSESSMENT/TAX/FEE (0.8%)
    2,000   Florida State Department of Environmental
              Protection                                       5.76        7/01/2020          2,398
    1,745   Metropolitan Nashville Airport Auth. (INS)         5.14        7/01/2018          1,922
    3,000   MTA                                                5.20       11/15/2018          3,451
    5,000   MTA                                                6.73       11/15/2030          6,413
    3,000   New Jersey Transportation Trust Fund Auth.         5.75       12/15/2028          3,599
    2,500   New York City Transitional Finance Auth.           5.00        2/01/2035          2,914
                                                                                         ----------
                                                                                             20,697
                                                                                         ----------

            WATER UTILITIES (0.1%)
    3,000   Connecticut Dev. Auth.                             5.50        4/01/2021          3,515
                                                                                         ----------

            WATER/SEWER UTILITY (0.1%)
    2,500   Tohopekaliga Water Auth.                           5.25       10/01/2036          2,909
                                                                                         ----------
            Total Municipal Bonds (cost: $114,770)                                          132,658
                                                                                         ----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
---------------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (2.7%)

            CONSUMER STAPLES (0.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
  105,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)       10,733
                                                                                         ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL
AMOUNT                                                                                          MARKET
$(000)/                                                                                          VALUE
SHARES      SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            ENERGY (0.1%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
        3   Chesapeake Energy Corp., 5.75%, perpetual (a)                                   $    2,867
                                                                                            ----------

            FINANCIALS (1.2%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
   50,000   HSBC Holdings plc, 6.20%, perpetual                                                  1,269
    5,000   US Bancorp, 7.19%, perpetual                                                         4,449
                                                                                            ----------
                                                                                                 5,718
                                                                                            ----------
            LIFE & HEALTH INSURANCE (0.3%)
  297,887   Delphi Financial Group, Inc., 7.38%, perpetual                                       7,503
                                                                                            ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
  175,000   Citigroup Capital XIII Trust, 7.88%, cumulative redeemable                           4,807
   36,000   ING Groep N.V., 7.20%, perpetual                                                       910
   26,500   ING Groep N.V., 7.38%, perpetual                                                       669
   57,500   ING Groep N.V., 8.50%, perpetual                                                     1,502
                                                                                            ----------
                                                                                                 7,888
                                                                                            ----------
            PROPERTY & CASUALTY INSURANCE (0.0%)

   $3,000   Security Capital Assurance Ltd., 6.88%, perpetual(g)                                     -
                                                                                            ----------

            REGIONAL BANKS (0.1%)
        2   CoBank ACB, 6.11%, perpetual(a)                                                      1,361
                                                                                            ----------
            REINSURANCE (0.2%)
    2,000   American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired 1/23/2007
              - 3/02/2007; cost $(2,058)(g),(h)                                                    500
   $5,000   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(a)                              5,220
                                                                                            ----------
                                                                                                 5,720
                                                                                            ----------
            REITs - INDUSTRIAL (0.0%)
   30,000   ProLogis, Inc., Series O, 7.00%, cumulative redeemable, perpetual                      761
                                                                                            ----------
            REITs - OFFICE (0.1%)
  160,000   Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                 4,285
                                                                                            ----------
            Total Financials                                                                    33,236
                                                                                            ----------

            INDUSTRIALS (0.2%)
            ------------------
            OFFICE SERVICES & SUPPLIES (0.2%)
    6,000   Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
              perpetual(a)                                                                       5,481
                                                                                            ----------

            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  200,000   Qwest Corp., 7.38%, cumulative                                                       5,448
                                                                                            ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    4,000   Centaur Funding Corp., 9.08%(a)                                                      5,084
                                                                                            ----------
            Total Telecommunication Services                                                    10,532
                                                                                            ----------

================================================================================

19  | USAA Intermediate-Term Bond Fund

================================================================================

NUMBER                                                                                          MARKET
OF                                                                                               VALUE
SHARES      SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.4%)
   99,000   Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual   $   10,692
                                                                                            ----------
            Total Preferred Securities (cost: $72,564)                                          73,541
                                                                                            ----------

PRINCIPAL
AMOUNT                                                         COUPON
(000)                                                            RATE         MATURITY
------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (3.0%)

            COMMERCIAL PAPER (0.7%)

            ENERGY (0.7%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
$   6,403   Apache Corp. (a),(l)                                 0.42%       11/02/2012          6,403
                                                                                            ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   11,802   Spectra Energy Capital, LLC (a),(l)                  0.45        11/01/2012         11,802
                                                                                            ----------
            Total Energy                                                                        18,205
                                                                                            ----------
            Total Commercial Paper                                                              18,205
                                                                                            ----------

            VARIABLE-RATE DEMAND NOTES (2.1%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            GENERAL MERCHANDISE STORES (0.2%)
    6,745   Marion EDA (LOC - Key Bank, N.A.)                    0.36         2/01/2035          6,745
                                                                                            ----------

            MATERIALS (0.9%)
            ----------------
            STEEL (0.9%)
   10,000   Berkeley County                                      0.55         3/01/2029         10,000
   13,300   Blytheville                                          0.55         6/01/2028         13,300
                                                                                            ----------
                                                                                                23,300
                                                                                            ----------
            Total Materials                                                                     23,300
                                                                                            ----------

            MUNICIPAL BONDS (1.0%)
            ----------------------
            AIRPORT/PORT (0.3%)
    7,850   Clark County (LOC - Landesbank Baden-
              Wurttemberg)                                       0.60         7/01/2029          7,850
                                                                                            ----------
            NURSING/CCRC (0.3%)
   10,000   EDA (LOC - Sovereign Bank)                           0.97         5/15/2033         10,000
                                                                                            ----------
            SALES TAX (0.4%)
   10,000   Hamilton County (INS)(LIQ)(a)                        0.35         6/01/2015         10,000
                                                                                            ----------
            Total Municipal Bonds                                                               27,850
                                                                                            ----------
            Total Variable-Rate Demand Notes                                                    57,895
                                                                                            ----------

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

NUMBER OF                                                                                       MARKET
SHARES      SECURITY                                                                       VALUE (000)
------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.2%)
4,950,000   State Street Institutional Liquid Reserve Fund, 0.19% (m)                     $      4,950
                                                                                          ------------
            Total Money Market Instruments (cost: $81,050)                                      81,050
                                                                                          ------------
            TOTAL INVESTMENTS (COST: $2,451,819)                                          $  2,665,632
                                                                                          ============

                                                                                         UNREALIZED
NUMBER OF                                                                               APPRECIATION/
CONTRACTS                                           EXPIRATION       CONTRACT          (DEPRECIATION)
LONG/(SHORT) SECURITY                                  DATE         VALUE (000)             (000)
-----------------------------------------------------------------------------------------------------
             FUTURES (3.1%)
       300   10YR U.S. Treasury Note Futures        12/19/2012         $39,909                 $101
       300   30YR U.S. Treasury Bond Futures        12/19/2012          44,794                 (124)
                                                                       -------         ------------
             TOTAL FUTURES                                             $84,703         $        (23)
                                                                       =======         ============

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                $          --     $ 1,296,343     $     36,465     $   1,332,808
  Eurodollar And Yankee Obligations               --         358,935            1,485           360,420
  Asset-Backed Securities                         --          57,218            6,551            63,769
  Commercial Mortgage Securities                  --         505,562              393           505,955
  U.S. Government Agency Issues                   --          38,838               --            38,838
  U.S. Treasury Securities:
    Bonds                                     76,593              --               --            76,593
  Municipal Bonds                                 --         132,658               --           132,658
Equity Securities:
  Preferred Securities                         8,888          64,153              500            73,541
Money Market Instruments:
  Commercial Paper                                --          18,205               --            18,205
  Variable-Rate Demand Notes                      --          57,895               --            57,895
  Money Market Funds                           4,950              --               --             4,950
Futures                                         (23)              --               --               (23)
-------------------------------------------------------------------------------------------------------
Total                                  $      90,408     $ 2,529,807     $     45,394     $   2,665,609
-------------------------------------------------------------------------------------------------------

================================================================================

21  | USAA Intermediate-Term Bond Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                  EURODOLLAR               COMMERICIAL
                                                      CORPORATE   AND YANKEE  ASSET-BACKED    MORTGAGE   PREFERRED
                                                    OBLIGATIONS  OBLIGATIONS    SECURITIES  SECURITIES  SECURITIES
------------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2012                             $     -       $    -      $    -          $  -        $500
Purchases                                                     -            -           -             -           -
Sales                                                      (458)           -         (94)         (599)          -
Transfers into Level 3                                   36,068        1,459       6,612           992           -
Transfers out of Level 3                                      -            -           -             -           -
Net realized gain (loss)                                      2            -           2             8           -
Change in net unrealized appreciation/depreciation          853           26          31            (8)          -
------------------------------------------------------------------------------------------------------------------
Balance as of October 31, 2012                          $36,465       $1,485      $6,551          $393        $500
------------------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through October 31, 2012, corporate obligations with a fair value of $45,131,000 were transferred from Level 2 to Level 3. Due to an assessment of events at the end of the reporting period:
These securities had a single broker quote provided to the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

23  | USAA Intermediate-Term Bond Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred securities, certain bonds, valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by recent tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

================================================================================

25  | USAA Intermediate-Term Bond Fund

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D. FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of October 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2012, were $231,467,000 and $17,654,000, respectively, resulting in net unrealized appreciation of $213,813,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,692,192,000 at October 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.8% of net assets at October 31, 2012.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

                                         Notes to Portfolio of Investments |  26

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INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CCD     Community College District
EDA     Economic Development Authority
MTA     Metropolitan Transportation Authority
REIT    Real estate investment trust
USD     Unified School District

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JPMorgan chase Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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27  | USAA Intermediate-Term Bond Fund

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SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c) At October 31, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $5,005,000.

(d) At October 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2012.

(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(g) Security was fair valued at October 31, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2012, was $15,693,000, which represented 0.6% of the Fund's net assets.

(i) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

(j) Securities with a value of $862,000 are segregated as collateral for initial margin requirements on open futures contracts.

(k) Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

                                         Notes to Portfolio of Investments |  28

================================================================================

(l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
    Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(m) Rate represents the money market fund annualized seven-day yield at October 31, 2012.

(n) Security, or a portion thereof, is segregated to cover the value of open futures contracts at October 31, 2012.

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29  | USAA Intermediate-Term Bond Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     12/19/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/19/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/19/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.